Customer Concentration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Revenues from external customers	$ 5,601	$ 1,283	$ 271
Customer A [Member] | Total Third-Party Revenues [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	24.00%	39.00%	0.00%
Customer A [Member] | Accounts Receivable from Third-Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	28.00%	34.00%
Customer B [Member] | Total Third-Party Revenues [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%		0.00%
Customer B [Member] | Accounts Receivable from Third-Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%	21.00%
Customer C [Member] | Total Third-Party Revenues [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%	0.00%	0.00%
Customer C [Member] | Accounts Receivable from Third-Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%	0.00%
Customer D [Member] | Total Third-Party Revenues [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.00%	0.00%	0.00%
Customer D [Member] | Accounts Receivable from Third-Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Customer E [Member] | Total Third-Party Revenues [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		13.00%	0.00%
Customer E [Member] | Accounts Receivable from Third-Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	0.00%
Customer F [Member] | Total Third-Party Revenues [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			0.00%
Customer F [Member] | Accounts Receivable from Third-Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%	28.00%
Customer G [Member] | Total Third-Party Revenues [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			0.00%
Customer G [Member] | Accounts Receivable from Third-Parties [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	0.00%	12.00%
Domestic
Concentration Risk [Line Items]
Revenues from external customers	$ 1,600	$ 769
Non-US [Member]
Concentration Risk [Line Items]
Revenues from external customers	4,000	514
Japan
Concentration Risk [Line Items]
Revenues from external customers	1,200	$ 162
Ireland
Concentration Risk [Line Items]
Revenues from external customers	787
South Korea
Concentration Risk [Line Items]
Revenues from external customers	$ 762